Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 23, 2024
Balance (in Shares) at Jun. 23, 2024
Net income (loss)				(29,980)	(29,980)
Balance at Jun. 30, 2024		$ 958	24,042	(29,980)	(4,980)
Balance (in Shares) at Jun. 30, 2024		9,583,333
Issuance of Class B ordinary shares to Sponsor		$ 958	24,042		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		9,583,333
Balance at Jun. 23, 2024
Balance (in Shares) at Jun. 23, 2024
Net income (loss)					(77,427)
Balance at Sep. 30, 2024		$ 958	24,042	(77,427)	(52,427)
Balance (in Shares) at Sep. 30, 2024		9,583,333
Balance at Jun. 23, 2024
Balance (in Shares) at Jun. 23, 2024
Accretion for Class A ordinary shares to redemption amount			(4,979,021)	(8,885,666)	(13,864,687)
Net income (loss)				1,519,663	1,519,663
Balance at Dec. 31, 2024	$ 43	$ 833		(7,366,003)	(7,365,127)
Balance (in Shares) at Dec. 31, 2024	425,000	8,333,333
Issuance of Class B ordinary shares to Sponsor		$ 958	24,042		(25,000)
Issuance of Class B ordinary shares to Sponsor (in Shares)		9,583,333
Sale of Private Placement units	$ 43		4,249,957		4,250,000
Sale of Private Placement units (in Shares)	425,000
Fair value of public warrants at issuance			750,000		750,000
Allocated value of transaction costs to Class A shares			(45,103)		(45,103)
Forfeiture of founder shares		$ (125)	125
Forfeiture of founder shares (in Shares)		(1,250,000)
Balance at Jun. 30, 2024		$ 958	24,042	(29,980)	(4,980)
Balance (in Shares) at Jun. 30, 2024		9,583,333
Net income (loss)				(47,447)	(47,447)
Balance at Sep. 30, 2024		$ 958	24,042	(77,427)	(52,427)
Balance (in Shares) at Sep. 30, 2024		9,583,333
Balance at Dec. 31, 2024	$ 43	$ 833		(7,366,003)	(7,365,127)
Balance (in Shares) at Dec. 31, 2024	425,000	8,333,333
Accretion for Class A ordinary shares to redemption amount				(2,636,302)	(2,636,302)
Net income (loss)				2,416,719	2,416,719
Balance at Mar. 31, 2025	$ 43	$ 833		(7,585,586)	(7,584,710)
Balance (in Shares) at Mar. 31, 2025	425,000	8,333,333
Balance at Dec. 31, 2024	$ 43	$ 833		(7,366,003)	(7,365,127)
Balance (in Shares) at Dec. 31, 2024	425,000	8,333,333
Net income (loss)					4,809,256
Balance at Sep. 30, 2025	$ 43	$ 833		(10,530,729)	(10,529,853)
Balance (in Shares) at Sep. 30, 2025	425,000	8,333,333
Balance at Mar. 31, 2025	$ 43	$ 833		(7,585,586)	(7,584,710)
Balance (in Shares) at Mar. 31, 2025	425,000	8,333,333
Accretion for Class A ordinary shares to redemption amount				(2,652,210)	(2,652,210)
Net income (loss)				2,308,843	2,308,843
Balance at Jun. 30, 2025	$ 43	$ 833		(7,928,953)	(7,928,077)
Balance (in Shares) at Jun. 30, 2025	425,000	8,333,333
Accretion for Class A ordinary shares to redemption amount				(2,685,470)	(2,685,470)
Net income (loss)				83,694	83,694
Balance at Sep. 30, 2025	$ 43	$ 833		$ (10,530,729)	$ (10,529,853)
Balance (in Shares) at Sep. 30, 2025	425,000	8,333,333